Leases - Schedule of Maturity Payments (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Leases [Abstract]
Remainder of 2022	$ 1,311
2023	4,452
2024	3,467
2025	2,533
2026	2,264
Thereafter	3,939
Total lease payments	17,966
Less: imputed interest	(2,841)
Present value of lease liabilities	$ 15,125